Walthausen Small Cap Value Fund
	Schedule of Investments
	October 31, 2020 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
144,740	Deluxe Corporation		$ 3,103,226	1.75%

Broadwoven Fabric Mils, Man Made Fiber & Silk
41,800	Albany International Corp. - Class A		2,129,292	1.20%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
454,067	Landec Corporation *		4,363,584	2.47%

Construction - Special Trade Contractors
142,790	Ameresco, Inc. - Class A *		5,481,708	3.10%

Crude Petroleum & Natural Gas
1,035,490	Southwestern Energy Company *		2,764,758	1.56%

Deep Sea Foreign Transportation of Freight
70,190	SEACOR Holdings Inc. *		2,149,920	1.22%

Electronic Components & Accessories
155,839	Vishay Intertechnology Inc.		2,527,709	1.43%

Electronic Connectors
74,410	Methode Electronics, Inc. - Class A		2,289,596	1.29%

Electric, Gas & Sanitary Services
1,675,490	Atlantic Power Corporation *		3,334,225	1.88%

Electric Lighting & Wiring Equipment
120,220	AZZ Inc.		4,038,190	2.28%

Fats & Oils
67,470	Darling Ingredients Inc. *		2,901,210	1.64%

Heavy Construction Other Than Building Construction - Contractors
483,756	Great Lakes Dredge & Dock Corporation *		4,997,199
530,305	Williams Industrial Services Group Inc. *		827,276
			5,824,475	3.29%

Household Audio & Video Equipment
130,650	Knowles Corporation *		1,861,762	1.05%

Household Furniture
89,083	Kimball International, Inc. - Class B		917,555	0.52%

Instruments for Measuring & Testing of Electricity & Electric Signals
73,777	Allied Motion Technologies, Inc.		2,787,295	1.58%

Metal Cans
83,390	Silgan Holdings Inc.		2,872,786	1.62%

Metal Forgings & Stampings
30,128	Materion Corporation		1,542,252	0.87%

Motor Vehicles & Passenger Car Bodies
144,230	The Shyft Group, Inc.		2,785,081	1.57%

National Commercial Banks
109,101	Camden National Corporation		3,487,959
63,378	City Holding Company		3,829,933
66,390	Community Bank System Inc.		3,849,956
117,740	NBT Bancorp Inc.		3,223,721
74,004	Pinnacle Financial Partners, Inc.		3,388,643
			17,780,212	10.05%

Office Furniture (No Wood)
93,700	HNI Corporation		3,049,935	1.72%

Operative Builders
43,629	M/I Homes, Inc. *		1,785,299	1.01%

Ordnance & Accessories, (No Vehicles/Guided Missiles)
141,283	Vista Outdoor Inc. *		2,793,165	1.58%

Plastics, Materials, Synth Resins & Nonvulcan Elastomers
25,610	Rogers Corporation *		3,104,444	1.75%

Printed Circuit Boards
236,499	Kimball Electronics, Inc. *		2,866,368	1.62%

Pulp Mills
44,501	Mercer International Inc. (Canada)		279,911	0.16%

Retail - Catalog & Mail-Order Houses
50,530	PC Connection, Inc. *		2,301,641	1.30%

Retail - Retail Stores, NEC
169,710	1-800-Flowers.com, Inc. - Class A *		3,365,349	1.90%

Sanitary Services
164,166	Heritage-Crystal Clean, Inc. *		2,705,456	1.53%

Savings Institution, Federally Chartered
190,213	OceanFirst Financial Corp.		2,847,489	1.61%

Semiconductors & Related Devices
167,480	Kulicke and Soffa Industries, Inc. (Singapore)		4,377,927
19,170	OSI Systems, Inc. *		1,479,157
			5,857,084	3.31%

Services - Equipment Rental & Leasing, NEC
60,773	McGrath RentCorp		3,468,923
213,490	Textainer Group Holdings Limited * (Bermuda)		3,087,065
			6,555,988	3.72%

Services - Help Supply Services
204,500	Kelly Services, Inc. - Class A		3,554,210	2.01%

Services - Management Consulting Services
143,620	The Hackett Group, Inc.		1,855,570	1.05%

Services - Specialty Outpatient Facilities, NEC
70,200	BioTelemetry, Inc. *		2,989,116	1.69%

Services - To Dwellings & Other Buildings
61,493	ABM Industries Incorporated		2,135,037	1.21%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
33,493	Stepan Company		3,899,925	2.20%

Special Industry Machinery, NEC
74,700	Axcelis Technologies, Inc.		1,648,629	0.93%

State Commercial Banks
141,830	Bryn Mawr Bank Corp.		3,809,554
153,350	First Bancorp		3,694,202
100,489	First Financial Corporation		3,488,978
89,775	Great Southern Bancorp, Inc.		3,676,286
79,459	Heartland Financial USA, Inc.		2,617,379
79,205	Lakeland Financial Corporation		4,049,752
112,960	Seacoast Banking Corporation of Florida *		2,426,381
76,230	Stock Yards Bancorp, Inc.		2,913,511
100,460	TriCo Bancshares		2,906,308
41,520	Washington Trust Bancorp, Inc.		1,402,130
			30,984,481	17.52%

Title Insurance
68,050	Stewart Information Services Corporation		2,884,640	1.63%

Truck & Bus Bodies
119,311	Miller Industries, Inc.		3,572,171	2.02%

Wholesale - Farm Product Raw Materials
87,810	The Andersons, Inc.		1,904,599	1.08%

Wholesale - Industrial Machinery & Equipment
86,120	DXP Enterprises, Inc. *		1,346,917
88,400	Systemax Inc.		2,513,212
			3,860,129	2.18%

Total for Common Stocks (Cost $147,643,824)			168,255,472	95.10%

REAL ESTATE INVESTMENT TRUSTS
166,360	Global Medical REIT, Inc.		2,067,855
356,440	UMH Properties, Inc.		4,858,277
	(Cost $6,986,629)		6,926,132	3.91%

MONEY MARKET FUNDS
2,733,897	Fidelity Investments Money Market Government Portfolio -
	Class I 0.01% **		2,733,897	1.55%
	(Cost $2,733,897)

Total Investment Securities			177,915,501	100.56%
	(Cost $157,364,350)

Liabilities in Excess of Other Assets			(993,004)	-0.56%

Net Assets			$176,922,497	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at October 31, 2020.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at October 31, 2020, was $157,364,350. At October 31, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain	$ 35,811,361
		Unrealized Loss	(15,260,210)
		Unrealized Gain	$ 20,551,151

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of October 31, 2020:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$168,255,472	$ -	$ -	$ 168,255,472
Real Estate Investment Trusts	6,926,132	-	-	6,926,132
Money Market Funds	2,733,897	-	-	2,733,897
Total	$177,915,501	$ -	$ -	$ 177,915,501

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal quarter ended October 31, 2020.